GAMING SUBCONCESSION, NET	12 Months Ended
Dec. 31, 2020
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GAMING SUBCONCESSION, NET
7.	GAMING SUBCONCESSION, NET

	December 31,
	2020	2019
Deemed cost	$903,160	$898,959
Less: accumulated amortization	(818,497)	(757,519)

Gaming subconcession, net	$84,663	$141,440

The Company expects that amortization of the gaming subconcession will be approximately $57,439 in 2021 and approximately $27,224 in 2022.